Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE	$ 200,797	$ 26,882
COST OF REVENUE	90,890	16,308
GROSS PROFIT	109,907	10,574
OPERATING EXPENSES:
Selling and marketing	389,750	171,016
General and administrative
Payroll and related benefits	1,091,065	893,656
Professional fees	794,221	831,821
Other general and administrative	775,647	441,621
Total Operating Expenses	3,050,683	2,338,114
LOSS FROM OPERATIONS	(2,940,776)	(2,327,540)
OTHER INCOME (EXPENSE):
Interest income	37,370	483
Interest expense		(12)
Other expenses	(14,994)	(1,022)
Government subsidy	724,795
Foreign currency transaction gain (loss)	(216)	40,965
Loss on equity method investment controlled by major shareholders	(49,413)	(61,876)
Total Other income (expense)	697,542	(21,462)
LOSS BEFORE INCOME TAXES	(2,243,234)	(2,349,002)
INCOME TAXES
NET LOSS	(2,243,234)	(2,349,002)
COMPREHENSIVE LOSS:
NET LOSS
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(30,170)	(50,586)
COMPREHENSIVE LOSS	$ (2,273,404)	$ (2,399,588)
NET LOSS PER COMMON SHARE
Basic and diluted	$ (0.11)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic and diluted	20,013,288	39,600,000